Quarterly Information (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Quarterly Information
Total revenues	$ 253,961	$ 224,573	$ 251,980	$ 244,609	$ 229,559	$ 198,889	$ 209,394	$ 214,956	$ 975,123	$ 852,798	$ 725,168
Net revenues	160,936	142,926	159,072	151,467	144,151	120,963	128,946	132,243	614,401	526,303	443,255
Income from continuing operations, net of tax	45,507	30,959	38,470	40,174	36,652	27,003	32,267	27,795	155,110	123,717	98,643
Loss from discontinued operations, net of tax	(1,366)	(1,248)	(1,097)	(822)	(287)	(476)	(429)	(366)	(4,533)	(1,558)	(1,349)
Net income	44,141	29,711	37,373	39,352	36,365	26,527	31,838	27,429	150,577	122,159	97,294
Net income from continuing operations attributable to redeemable noncontrolling interest	5,569	1,188	112	0	0	0	0	0	6,869	0	0
Net income attributable to EZCORP, Inc.	$ 38,572	$ 28,523	$ 37,261	$ 39,352	$ 36,365	$ 26,527	$ 31,838	$ 27,429	$ 143,708	$ 122,159	$ 97,294
Basic earnings (loss) per share attributable to EZCORP, Inc.:
Continuing operations (in dollars per share)	$ 0.78	$ 0.58	$ 0.75	$ 0.80	$ 0.73	$ 0.54	$ 0.65	$ 0.56	$ 2.91	$ 2.48	$ 2.01
Discontinued operations (in dollars per share)	$ (0.03)	$ (0.02)	$ (0.02)	$ (0.02)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.09)	$ (0.03)	$ (0.03)
Basic earnings per share	$ 0.75	$ 0.56	$ 0.73	$ 0.78	$ 0.73	$ 0.53	$ 0.64	$ 0.55	$ 2.82	$ 2.45	$ 1.98
Diluted earnings (loss) per share attributable to EZCORP, Inc.:
Continuing operations (in dollars per share)	$ 0.78	$ 0.58	$ 0.75	$ 0.79	$ 0.72	$ 0.54	$ 0.64	$ 0.56	$ 2.90	$ 2.46	$ 1.99
Discontinued operations (in dollars per share)	$ (0.03)	$ (0.02)	$ (0.02)	$ (0.02)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.09)	$ (0.03)	$ (0.03)
Diluted earnings per share	$ 0.75	$ 0.56	$ 0.73	$ 0.77	$ 0.72	$ 0.53	$ 0.63	$ 0.55	$ 2.81	$ 2.43	$ 1.96